Taxation (Tables)	12 Months Ended
Dec. 31, 2013
Income Before Income Taxes	Income before income taxes consisted of:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$

PRC	162,421	228,919	390,488
Non-PRC	(18,207)	(21,210)	(22,045)

	144,214	207,709	368,443

Income Tax Expenses Benefits	Income tax expenses comprised:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$

Current tax expense	14,937	31,038	54,299
Deferred tax expense	27,680	24,867	15,482

	42,617	55,905	69,781

Reconciliation Between Income Tax Expense and Amount Computed by Applying Statutory Tax Rate

A reconciliation between the amount of income tax expenses and the amount computed by applying the statutory tax rate to income before income taxes was as follows:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$

Income before income taxes	144,214	207,709	368,443

Income tax at applicable tax rate of 25%	36,054	51,927	92,111
Effect of international tax rate differences	1,522	453	1,384
Non-deductible expenses	7,997	8,593	3,492
Effect of tax holidays or preferential tax rates	(27,582)	(33,077)	(45,902)
Effect of tax rate changes	(899)	(1,974)	(15,101)
Investment basis difference in the PRC Domestic Entities	5,207	10,046	1,537
Withholding tax	18,414	16,867	28,632
Changes in valuation allowance	879	1,085	4,283
Unrecognized tax benefits	(499)	(419)	(3,120)
Changes in interest and penalties on unrecognized tax benefits	1,524	2,404	2,465

	42,617	55,905	69,781

Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties

A roll-forward of unrecognized tax benefits, exclusive of related interest and penalties, was as follows:

	As of December 31,
	2011	2012	2013
	US$	US$	US$

Balance at beginning of year	5,853	7,439	15,336
Increase relating to current year tax positions	1,789	10,074	12,358
Decrease relating to expiration of applicable statute of limitations	(489)	(2,205)	(3,510)
Foreign currency translation adjustments	286	28	572

Balance at end of year	7,439	15,336	24,756

Aggregate Amount and Effect of Tax Holidays and Preferential Tax Rates

The aggregate amount and per share effect of tax holidays and preferential tax rates were as follows:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$

The aggregate amount	(27,582)	(33,077)	(45,902)

The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
—Basic	0.36	0.43	0.59

—Diluted	0.34	0.40	0.54

Components of Deferred Taxes

The components of deferred taxes were as follows:

	As of December 31,
	2012	2013
	US$	US$

Deferred tax assets, current
Accrued expenses	2,734	3,165

Total deferred tax assets, current	2,734	3,165

Deferred tax assets, non-current
Net operating losses	3,061	7,349
Less: valuation allowance	(1,338)	(5,621)

Total deferred tax assets, non-current, net	1,723	1,728

Deferred tax liabilities, non-current
Investment basis in the PRC entities	(64,947)	(68,342)
BaoAn Acquisition—Property	—	(16,425)

Deferred tax liabilities, non-current	(64,947)	(84,767)